Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

InfraCap Equity Income Fund ETF
Listed on NYSE Arca, Inc.: ICAP

InfraCap Small Cap Income ETF
Listed on NYSE Arca, Inc.: SCAP

Each a Series of Series Portfolios Trust (each, a “Fund” and, together, the “Funds”)

Supplement dated March 17, 2025 to each Fund’s Summary Prospectus and the Funds’ Prospectus and Statement of Additional Information (“SAI”), dated March 30, 2024 for the InfraCap Equity Income Fund ETF and December 3, 2023 for the InfraCap Small Cap Income ETF.

Effective March 30, 2025 (the “Effective Date”), the name of the InfraCap Equity Income Fund ETF will change to “Infrastructure Capital Equity Income ETF” and the name of the InfraCap Small Cap Income ETF will change to “Infrastructure Capital Small Cap Income ETF.” These name changes will be reflected in each Fund’s Summary Prospectus and in the Funds’ Prospectus and SAI, each dated as of the Effective Date.
No action is required by shareholders of the Funds. In addition, these changes will have no effect on the Funds’ investment objectives, policies or strategies. The ticker symbols for each Fund will remain unchanged.
Supplement Closing [Text Block]	ck0001650149_SupplementClosing	This supplement should be retained with your Summary Prospectus, Prospectus, and SAI for future reference.
Infrastructure Capital Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Infrastructure Capital Equity Income ETF
Infrastructure Capital Equity ETF | nfrastructure Capital Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ICAP
Infrastructure Capital Small Cap Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Infrastructure Capital Small Cap Income ETF
Infrastructure Capital Small Cap Income ETF | Infrastructure Capital Small Cap Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SCAP